Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Cash Flows of the Underlying Assets Portfolio and the Cash Flow of the Liability - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inflows:
Cash outflows	$ 2,295,062	$ 2,297,169
Outflows:
Net cash flows
Cross Currency Swap [Member]
Outflows:
Cash inflows	(2,295,062)	(2,297,169)
Demand [Member]
Inflows:
Cash outflows
Outflows:
Net cash flows
Demand [Member] | Cross Currency Swap [Member]
Outflows:
Cash inflows
Up to 1 Month [Member]
Inflows:
Cash outflows	1,506	1,437
Outflows:
Net cash flows
Up to 1 Month [Member] | Cross Currency Swap [Member]
Outflows:
Cash inflows	(1,506)	(1,437)
Over 1 Months and Up to 3 Months [Member]
Inflows:
Cash outflows	1,834	1,742
Outflows:
Net cash flows
Over 1 Months and Up to 3 Months [Member] | Cross Currency Swap [Member]
Outflows:
Cash inflows	(1,834)	(1,742)
Over 3 Months and Up to 12 Months [Member]
Inflows:
Cash outflows	182,057	268,092
Outflows:
Net cash flows
Over 3 Months and Up to 12 Months [Member] | Cross Currency Swap [Member]
Outflows:
Cash inflows	(182,057)	(268,092)
Over 1 Year and Up to 3 Years [Member]
Inflows:
Cash outflows	328,074	327,478
Outflows:
Net cash flows
Over 1 Year and Up to 3 Years [Member] | Cross Currency Swap [Member]
Outflows:
Cash inflows	(328,074)	(327,478)
Over 3 Years and Up to 5 Years [Member]
Inflows:
Cash outflows	467,263	309,408
Outflows:
Net cash flows
Over 3 Years and Up to 5 Years [Member] | Cross Currency Swap [Member]
Outflows:
Cash inflows	(467,263)	(309,408)
Over 5 Years [Member]
Inflows:
Cash outflows	1,314,328	1,389,012
Outflows:
Net cash flows
Over 5 Years [Member] | Cross Currency Swap [Member]
Outflows:
Cash inflows	$ (1,314,328)	$ (1,389,012)